Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Summary of Basic (Loss)/Earnings Per Share and Diluted Loss Per Share

The calculation of basic (loss)/earnings per share and diluted loss per share is as follows:

	2020	2021	2022
In $ thousands, except share and per share data
Diluted (loss)/income
(Loss)/profit after tax attributable to equity holders of the parent:
Used in calculating basic (loss)/earnings per share	$(3,333,171)	$1,466,487	$359,287
Adjustments:
Convertible note interest	-	67,638	59,994
Loss on derecognition of convertible loan notes	-	-	27,251
Gains on items held at fair value and remeasurements	-	(2,041,013)	(1,308,915)
Loss after tax attributable to equity holders of the parent used in calculating diluted loss per share	$(3,333,171)	$(506,888)	$(862,383)

Weighted average number of basic shares	343,829,481	364,696,712	384,986,092
Dilutive securities:
Options	-	20,257,787	4,306,414
Restricted Stock Units (RSUs)	-	8,014,788	3,062,030
Other awards	-	1,200,105	467,864
Acquisition related deferred shares		180,369	-
February 2020 notes	-	14,216,896	3,260,212
April 2020 notes	-	24,794,680	24,794,680
November 2020 notes	-	18,583,620	18,583,620
Palm Angels liability	-	-	8,591,251
Chalhoub liability	-	3,984,014	1,208,187
Farfetch China Holdings Ltd liability	-	16,429,024	16,429,024
Weighted average number of dilutive shares	343,829,481	472,357,995	465,689,374

(Loss)/earnings per share attributable to equity holders of the parent:
Basic	$(9.69)	$4.02	$0.93
Diluted	$(9.69)	$(1.07)	$(1.85)

Summary of Potential Ordinary Shares Excluded from Diluted Earnings Per Share Calculations

Potential ordinary shares excluded from Diluted earnings per share because their conversion would have an antidilutive effect are as follows (in thousands):

	2020	2021	2022
Convertible Notes	63,758	-	-
Employee options & RSU's	40,890	1,114	8,533
Contingent consideration	-	136	152
Put Call options	-	3,786	-